Intangibles	6 Months Ended
Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Intangibles	Intangibles
Maintenance rights and lease premium, net
Maintenance rights and lease premium, net consisted of the following as of June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Maintenance rights	$938,452	$1,088,246
Lease premium, net	19,755	24,944
	$958,207	$1,113,190

Movements in maintenance rights during the six months ended June 30, 2019 and 2018 were as follows:

	Six Months Ended June 30,
	2019	2018
Maintenance rights at beginning of period	$1,088,246	$1,464,599
EOL and MR contract maintenance rights expense	(37,521)	(89,427)
MR contract maintenance rights write-off due to maintenance liability release	(9,403)	(11,971)
EOL contract maintenance rights write-off due to cash receipt	(97,343)	(58,835)
EOL and MR contract maintenance rights write-off due to sale of aircraft	(5,527)	(58,494)
Maintenance rights at end of period	$938,452	$1,245,872

The following tables present details of lease premium and related accumulated amortization as of June 30, 2019 and December 31, 2018:

	June 30, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$67,606	$(47,851)	$19,755

	December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Lease premium	$73,300	$(48,356)	$24,944

Lease premium amounts that are fully amortized are removed from the gross carrying amount and accumulated amortization columns in the tables above.
During the three months ended June 30, 2019 and 2018, we recorded lease premium amortization expense of $2.6 million. During the six months ended June 30, 2019 and 2018, we recorded lease premium amortization expense of $5.2 million and $5.4 million, respectively.
Other intangibles
Other intangibles consisted of the following as of June 30, 2019 and December 31, 2018:

	June 30, 2019	December 31, 2018
Goodwill	$58,094	$58,094
Customer relationships, net	251,353	261,941
Contractual vendor intangible assets	8,535	8,535
	$317,982	$328,570

The following tables present details of customer relationships and related accumulated amortization as of June 30, 2019 and December 31, 2018:

	June 30, 2019
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(108,647)	$251,353

	December 31, 2018
	Gross carrying amount	Accumulated amortization	Net carrying amount
Customer relationships	$360,000	$(98,059)	$261,941

During the three months ended June 30, 2019 and 2018, we recorded amortization expense for customer relationships of $5.3 million. During the six months ended June 30, 2019 and 2018, we recorded amortization expense for customer relationships of $10.6 million.
During the three and six months ended June 30, 2019 and 2018, we did not utilize any contractual vendor intangible assets to reduce the cash outlay related to purchases of goods and services from our vendors.